Equity - Other Comprehensive Income (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other comprehensive income
Cumulative translation adjustment			$ (59)
Fair market value adjustment for available-for-sale instruments	$ 10,121	$ (3,476)
Cash Flow hedge	$ (22,589)	$ 11,158	$ (38,366)